EXHIBIT 99.1

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Jul-18	16-Jul-18	15-Aug-18
To	31-Jul-18	15-Aug-18
Days	30

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes	$1,600,000,000.00
A1	850,000,000.00
A2	750,000,000.00
Principal Amount of Debt	1,600,000,000.00
Required Overcollateralization	$375,360,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$6,625,052.90
Series Nominal Liquidation Amount	1,981,985,052.90
Required Participation Amount	$1,981,985,052.90
Excess Receivables	$98,231,834.44
Total Collateral	2,080,216,887.35
Collateral as Percent of Notes	130.01%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$6,391,562,585.22
Total Principal Collections	($2,327,587,988.55)
Investment in New Receivables	$2,053,936,640.44
Receivables Added for Additional Accounts	$0.00
Repurchases	($30,869,147.78)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($718,923,648.81)
Less Servicing Adjustment	($5,101,339.80)

Ending Balance	$5,363,017,100.72
SAP for Next Period	38.79%
Average Receivable Balance	$5,511,194,853.33
Monthly Payment Rate	42.23%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$20,492,982.07
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$20,492,982.07

Series Allocation Percentage at Month-End	38.79%
Floating Allocation Percentage at Month-End	89.88%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	30
A1 LIBOR	2.071630%
A1 Applicable Margin	0.640000%

	2.711630%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	1,920,737.92	2.26
Principal A1	—	—

		2.26

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	2,883,237.92
Servicing Fee	1,646,133.33

Excess Cash Flow	2,615,059.97

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.13%
Pass / Fail	PASS